March 11, 1998


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Form 24F-2 for American Skandia Trust
    File No. 33-24962

Dear Sir/Madam:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files its Form 24F-2.

There is no fee due since Registrant, a registered investment company, sells its shares exclusively to its affiliate, American Skandia Life Assurance Corporation's ("ASLAC") Unit Investment Trust separate accounts that fund variable annuity contracts issued by ASLAC. ASLAC's Unit Investment Trust separate accounts continue to pay the same fee previously paid, that is .000295 of one percent of the maximum aggregate sale price for which such securities were sold, with any applicable offset permitted by paragraph (c) of Rule 24f-2.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-1170.


Very truly yours,

Theresa M. Thompson
Secretary

Enclosures


                 U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:   American Skandia Trust
                                  One Corporate Drive
                                  Shelton, CT   06484

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                          [ X ]

3.  Investment Company Act File Number:   811-5186

    Securities Act File Number:   33-24962

4.  (a)  Last day of fiscal year for which this Form is filed:   12/31/97

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):              $ 7,177,523,832

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                               $ 4,496,715,004

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:            $ 0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                               - $ 4,496,715,004

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:          $ 2,680,808,828

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                     $ (0)

    (vii) Multiplier for determining registration fee:       x .000295

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                            $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                     $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                     $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:

    Method of Delivery:

    [  ]   Wire Transfer
    [  ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Richard G. Davy, Jr.
        Richard G. Davy, Jr.
        Controller


Date:   March 10, 1998